Organization (Details) (USD $) In Millions, except Per Share data, unless otherwise specified			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2009 CWH	Apr. 24, 2009 CWH subsidiary	Feb. 17, 2009 CWH
Related Party Transaction
Common shares of beneficial interest issued			9.95
Common shares of beneficial interest, par value (in dollars per share)	$ 0.01	$ 0.01			$ 0.01
Percentage of ownership of Initial Properties acquired by means of contribution from CWH to one of the Company's subsidiaries				100.00%
Number of subsidiaries receiving a contribution from CWH				1